Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the year [Abstract]
Combined tax losses	$ (269,197)	$ (422,490)	$ 95,867
Income tax recognized	$ (21,143)	$ (19,334)	$ 64,575
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (7,015)	$ (10,873)	$ (14,512)
Income tax (agreement)	0	0	(85,196)	[1]
Deferred income tax	28,158	30,207	35,133
Total income tax benefit (expenses)	21,143	19,334	(64,575)
Taxes payable, periodic payment			2,600
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax losses	(159,003)	(383,647)
Subsidiaries [Member]
Results for the year [Abstract]
Income tax recognized	10,349	36,243	48,373
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax benefit (expenses)	$ (10,349)	$ (36,243)	$ (48,373)

[1]	During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company’s outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019. As of December 31, 2021, the Company is in negotiations to restructure the agreement.